PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (75,163)			$ (54,731)	$ (20,656)
Property, Plant and Equipment, net	173,616			167,872	142,406
S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation			$ (2,311)	(2,311)	(15,843)
Property, Plant and Equipment, net			$ 12,200	12,200	13,168
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	69,260			57,879	52,450
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22,752			16,638	14,225
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	89,567			79,951	50,187
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 67,200			68,135	46,200
Star Up Cost [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 11		11	11
Website Costs [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 14,500		$ 14,500	$ 29,000